RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Recently Adopted and Issued Accounting Standards [Abstract]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 1.6
Reclassification from AOCI, Current Period, Tax	$ 4.9